DEAN WITTER PREMIER INCOME TRUST  TWO WORLD TRADE CENTER, NEW YORK, NEW YORK
                                  10048
LETTER TO THE SHAREHOLDERS OCTOBER 31, 1995

DEAR SHAREHOLDER:

The strong performance of the fixed-income markets since the fourth quarter of 1994 has dramatically affected the market environment for investors. The rally in the U.S. Treasury market, which was sparked by a slowdown in economic growth and modest inflationary expectations, began during the final months of 1994 and continued to accelerate into 1995. Economic reports in 1995 have generally provided statistical evidence that the U.S. economy has been growing at a sustainable pace, causing investor confidence in fixed-income securities to increase.

Over the past 12 months, interest rates have fallen substantially across the U.S. Treasury yield curve. The yield on the 2-year U.S. Treasury note fell 122 basis points (1.22 percent) since October 31, 1994, to close at 5.61 percent at the end of the current fiscal year.

PERFORMANCE AND PORTFOLIO

Against this backdrop, Dean Witter Premier Income Trust produced a total return of 7.97 percent for the twelve months ended October 31, 1995, compared to a return of 8.83 percent for the Lehman Brothers Short (1-3 year) U.S. Government Index. The Fund continues to perform well against its peer group, the Lipper adjustable rate mortgage fund category, which produced an average return of 1.53 percent during the same period. For the year ended October 31, 1995, the Fund was ranked #8 of 64 funds in the category, according to Lipper Analytical Services, Inc. The accompanying chart illustrates the performance of a $10,000 investment in the Fund since inception (July 1, 1991) through the fiscal year ended October 31, 1995, versus the performance of a similar hypothetical investment in the issues that comprise the Lehman Brothers Short (1-3 years) U.S. Government Index.

Dean Witter Premier Income Trust's flexible investment strategy provides for diversification across a number of sectors in the short-duration market, including agency pass-through securities, adjustable rate mortgage securities
(ARMs), collateralized mortgage obligations (CMOs), fixed- and floating-rate asset-backed securities (ABS) and U.S. Treasuries. The Fund's sub-advisor, BlackRock Financial Management, Inc. ("BlackRock"), allocates the Fund's assets to reflect its relative value analysis of different securities and sectors. In searching for relative value opportunities, the Fund targets securities and sectors

DEAN WITTER PREMIER INCOME TRUST
LETTER TO THE SHAREHOLDERS OCTOBER 31, 1995, CONTINUED

within the short-duration market that have underperformed and have strong potential for appreciation in value. Securities are purchased when they trade at cheap or attractive yield levels, and sold upon price appreciation or significant outperformance of other short-duration alternatives. The following chart illustrates the asset allocations of the Fund's current portfolio, in comparison with the portfolio at the start of the fiscal year.

                                                         PERCENT OF FUND'S ASSETS
                                                                    ON:
                                                         -------------------------
SECURITY TYPE                                             10/31/95      10/31/94
-------------------------------------------------------  -----------   -----------
Adjustable Rate Mortgage Securities....................        58.2%         25.1%
Fixed-Rate Asset Backed Securities.....................         9.3          18.8
Floating Rate Asset Backed Securities..................         0.0           9.0
U.S. Treasuries........................................         5.8          16.7
Short Avg. Life Mortgage Backed Securities.............        18.2          17.2
Collateralized Mortgage Obligations....................         7.6           4.8
Cash...................................................         0.9           8.4

                                                    [GRAPHIC]
Over the fiscal year, the Fund
significantly increased its allocation
to adjustable rate mortgage securities
("ARMs") from approximately 25.1
percent to 58.2 percent. BlackRock
believes that these securities offer
substantial relative value in addition
to less prepayment sensitivity than
fixed-rate mortgage pass-throughs of
similar maturity. (ARMs have coupon
rates which periodically adjust to
changes in interest rates, making the
value of these securities typically
less sensitive to fluctuations in rates
than fixed-rate securities.) Despite a
drop in interest rate volatility, which
should have a beneficial effect, ARMs
under performed during the third
quarter of 1995 due to an increase in
refinancing activity in these
securities. Consequentially, these
securities have continued to trade at
attractive levels relative to other
short-duration alternatives, and the
Fund has increased its exposure to this
sector in anticipation of capturing
potential performance.
                                                    [GRAPHIC]
Over the course of the fiscal year, the
Fund has reduced its position in U.S.
Treasuries from 16.7 percent to 5.8
percent as of October 31, 1995, to
capture the strong performance of this
sector as the fixed-income markets
rallied. Selling into the

DEAN WITTER PREMIER INCOME TRUST
LETTER TO THE SHAREHOLDERS OCTOBER 31, 1995, CONTINUED

strength of market demand, the Fund also reduced its exposure to small business administration floating-rate securities (SBAs).

These securities, which are backed by the full faith and credit of the U.S. government, appreciated to very attractive levels during September, and the Fund subsequently sold its entire position. At the same time, the Fund's holdings in asset-backed securities were reduced in order to capitalize on their appreciation in price.

LOOKING AHEAD

BlackRock maintains a positive outlook for the performance of the fixed-income markets in 1996. Economic data continues to suggest that the U.S. economy is growing at a slower, steadier rate than the torrid pace of 1994. In addition, inflationary expectations are very low.

It appears that the Federal Reserve Board may have achieved the "soft landing" for the economy (slow growth and low inflation) which they attempted to engineer through a series of seven successive interest rate increases throughout 1994 and the beginning of 1995. Market participants believe that the Federal Reserve remains biased toward easing their monetary policy, and are optimistic for a further reduction in the federal-funds target rate near the turn of the year. Most importantly, investor confidence in fixed-income securities remains positive. BlackRock believes the fixed-income markets and the short-duration sector are well positioned to remain strong in the coming months.

We appreciate your support of Dean Witter Premier Income Trust and look forward to continuing to serve your investment needs.

Very truly yours,

        [SIGNATURE]
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

DEAN WITTER PREMIER INCOME TRUST
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1995

 PRINCIPAL
 AMOUNT IN                                                          COUPON      MATURITY
 THOUSANDS                                                           RATE         DATE         VALUE
---------------------------------------------------------------------------------------------------------
             MORTGAGE-BACKED SECURITIES (99.0%)
             U.S. GOVERNMENT AGENCIES
 $     929   Federal Home Loan Mortgage Corp. ARM...............     6.67+ %     02/01/18  $      931,994
     1,391   Federal Home Loan Mortgage Corp. ARM...............     7.90+       09/01/23       1,419,899
     1,805   Federal Home Loan Mortgage Corp. PC GOLD...........     8.50        02/01/00       1,867,849
     2,726   Federal Home Loan Mortgage Corp. PC GOLD++.........     9.00        05/01/06       2,866,400
                                                                                           --------------
                                                                                                7,086,142
                                                                                           --------------
     1,065   Federal National Mortgage Assoc....................     8.00          *            1,093,131
     2,773   Federal National Mortgage Assoc. ARM...............     6.63+       04/01/19       2,775,937
     1,218   Federal National Mortgage Assoc. ARM...............     7.86+       12/01/20       1,244,237
     1,034   Federal National Mortgage Assoc. ARM...............     7.45+       12/01/22       1,057,378
       554   Federal National Mortgage Assoc. ARM...............     7.19+       07/01/24         566,269
     1,391   Federal National Mortgage Assoc. ARM...............     6.82+       12/01/24       1,416,156
       935   Federal National Mortgage Assoc. ARM...............     6.81+       01/01/25         955,165
       896   Federal National Mortgage Assoc. ARM...............     7.08+       01/01/25         916,291
       887   Federal National Mortgage Assoc. ARM...............     7.41+       01/01/25         907,664
     1,500   Federal National Mortgage Assoc. ARM...............     6.34+       09/01/25       1,534,688
                                                                                           --------------
                                                                                               12,466,916
                                                                                           --------------
     1,517   Government National Mortgage Assoc.................     7.25        11/05/04-
                                                                                 04/15/06       1,547,794
     2,171   Government National Mortgage Assoc. II ARM.........     6.50+       02/20/21-
                                                                                 05/20/25       2,210,657
     1,500   Government National Mortgage Assoc. II ARM.........     6.50+         *            1,516,875
       927   Government National Mortgage Assoc. II ARM.........     7.25+       07/20/24         945,576
     5,051   Government National Mortgage Assoc. II ARM++.......     7.50+       03/01/25-
                                                                                 06/20/25       5,170,381
                                                                                           --------------
                                                                                               11,391,283
                                                                                           --------------

             TOTAL MORTGAGE-BACKED SECURITIES
             (IDENTIFIED COST $30,789,954)...............................................      30,944,341
                                                                                           --------------

             ASSET-BACKED SECURITIES (12.1%)
     1,160   Chase Manhattan Credit Card........................     6.00        09/17/01       1,161,183
     1,457   First Chicago Master Trust.........................     7.30        10/15/99       1,480,057
     1,113   General Motors Acceptance Corp.....................     7.15        03/15/00       1,129,287
                                                                                           --------------

             TOTAL ASSET-BACKED SECURITIES
             (IDENTIFIED COST $3,765,242)................................................       3,770,527
                                                                                           --------------

             COLLATERALIZED MORTGAGE OBLIGATIONS (9.8%)
             U.S. GOVERNMENT AGENCIES (7.5%)
       790   Federal National Mortgage Assoc. 1990-60 J (PAC)...     9.00        06/25/17         793,535
       340   Federal National Mortgage Assoc. 1991-49 D (PAC)...     8.00        05/25/05         340,776
     1,087   Federal National Mortgage Assoc. Strip Series I
             Class 2............................................    11.50        04/01/09       1,213,668
                                                                                           --------------
                                                                                                2,347,979
                                                                                           --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PREMIER INCOME TRUST
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1995, CONTINUED

 PRINCIPAL
 AMOUNT IN                                                          COUPON      MATURITY
 THOUSANDS                                                           RATE         DATE         VALUE
---------------------------------------------------------------------------------------------------------
             PRIVATE ISSUES (2.3%)
 $     733   Collateralized Mortgage Obligation Trust 59 G......     9.00  %     07/01/17  $      737,391
         1   Resolution Funding Corp. 1992-S2 A17 (TAC I/O).....     7.98+       01/25/22             415
                                                                                           --------------
                                                                                                  737,806
                                                                                           --------------

             TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
             (IDENTIFIED COST $6,304,729)................................................       3,085,785
                                                                                           --------------

             U.S. GOVERNMENT OBLIGATIONS (7.6%)
     1,800   U.S. Treasury Note ++..............................     6.00        08/31/97       1,810,406
       230   U.S. Treasury Note.................................     6.75        04/30/00         238,266
       315   U.S. Treasury Note ++..............................     6.125       09/30/00         318,790
                                                                                           --------------

             TOTAL U.S. GOVERNMENT OBLIGATIONS
             (IDENTIFIED COST $2,364,823)................................................       2,367,462
                                                                                           --------------

             SHORT-TERM INVESTMENT (1.1%)
             REPURCHASE AGREEMENT
       350   Nikko Securities Co. International, Inc. (Japan)
             (dated 10/31/95; proceeds $350,057; collateralized
             by $353,147 Federal Home Loan Mortgage Corp. 7.00%
             due 08/01/99 valued at $358,003) (Identified Cost
             $350,000)..........................................     5.90        11/01/95         350,000
                                                                                           --------------

TOTAL INVESTMENTS
(IDENTIFIED COST $43,574,748) (A)...............      129.6%    40,518,115

LIABILITIES IN EXCESS OF OTHER ASSETS...........      (29.6)    (9,259,225)
                                                      -----    -----------

NET ASSETS......................................      100.0%   $31,258,890
                                                      -----    -----------
                                                      -----    -----------

---------------------
ARM  Adjustable rate mortgage.
I/O  Interest-only security.
PC   Participation Certificate.
PAC  Planned Amortization Class.
TAC  Targeted Amortization Class.
 * Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.
 + Floating rate securities. Rate shown is the rate in effect at October 31, 1995.
++ Some or all of these securities are pledged as collateral in connection with reverse repurchase agreements.
(a) The aggregate cost of investments for federal income tax purposes is $43,574,748; the aggregate gross unrealized appreciation is $438,577 and the aggregate gross unrealized depreciation is $3,495,210, resulting in net unrealized depreciation of $3,056,633.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PREMIER INCOME TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995

ASSETS:
Investments in securities, at value
  (identified cost $43,574,748).............................  $40,518,115
Receivable for:
    Investments sold........................................      948,678
    Interest................................................      258,714
    Principal paydowns......................................      149,629
    Shares of beneficial interest sold......................        6,209
Deferred organizational expenses............................       19,981
Prepaid expenses and other assets...........................       17,593
                                                              -----------

     TOTAL ASSETS...........................................   41,918,919
                                                              -----------

LIABILITIES:
Reverse repurchase agreements...............................    7,863,188
Payable for:
    Investments purchased...................................    2,618,826
    Shares of beneficial interest repurchased...............       26,172
    Dividends to shareholders...............................       18,560
    Investment management fee...............................       13,818
    Interest................................................       12,161
    Plan of distribution fee................................        5,527
Accrued expenses and other payables.........................      101,777
                                                              -----------
     TOTAL LIABILITIES......................................   10,660,029
                                                              -----------
NET ASSETS:
Paid-in-capital.............................................   40,453,131
Net unrealized depreciation.................................   (3,056,633)
Accumulated undistributed net investment income.............       41,898
Accumulated net realized loss...............................   (6,179,506)
                                                              -----------

     NET ASSETS.............................................  $31,258,890
                                                              -----------
                                                              -----------

NET ASSET VALUE PER SHARE,
  3,556,853 SHARES OUTSTANDING (UNLIMITED SHARES AUTHORIZED
  OF $.01 PAR VALUE)........................................
                                                                    $8.79
                                                              -----------
                                                              -----------

MAXIMUM OFFERING PRICE PER SHARE,
  (NET ASSET VALUE PLUS 3.09% OF NET ASSET VALUE)*..........
                                                                    $9.06
                                                              -----------
                                                              -----------


---------------------
*    On sales of $100,000 or more, the offering price is reduced.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 1995

NET INVESTMENT INCOME:

INTEREST INCOME.............................................  $2,871,101
                                                              ----------

EXPENSES
Investment management fee...................................     178,248
Professional fees...........................................      92,129
Shareholder reports and notices.............................      67,163
Plan of distribution fee....................................      64,994
Transfer agent fees and expenses............................      40,013
Registration fees...........................................      38,233
Organizational expenses.....................................      29,936
Trustees' fees and expenses.................................      21,870
Custodian fees..............................................      15,941
Other.......................................................      11,244
                                                              ----------

     TOTAL OPERATING EXPENSES...............................     559,771
Interest expense............................................     232,495
                                                              ----------

     TOTAL EXPENSES.........................................     792,266
                                                              ----------

     NET INVESTMENT INCOME..................................   2,078,835
                                                              ----------

NET REALIZED AND UNREALIZED GAIN:
Net realized gain...........................................     238,067
Net change in unrealized depreciation.......................     367,857
                                                              ----------

     NET GAIN...............................................     605,924
                                                              ----------

NET INCREASE................................................  $2,684,759
                                                              ----------
                                                              ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PREMIER INCOME TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                FOR THE YEAR       FOR THE YEAR
                                                                   ENDED              ENDED
                                                              OCTOBER 31, 1995   OCTOBER 31, 1994
-------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income.......................................    $  2,078,835       $  3,268,827
Net realized gain (loss)....................................         238,067         (1,183,176)
Net change in unrealized depreciation.......................         367,857         (1,276,352)
                                                              ----------------   ----------------

     NET INCREASE...........................................       2,684,759            809,299

Dividends from net investment income........................      (2,713,438)        (3,900,882)
Net decrease from transactions in shares of beneficial
  interest..................................................     (12,587,691)       (43,293,361)
                                                              ----------------   ----------------

     TOTAL DECREASE.........................................     (12,616,370)       (46,384,944)

NET ASSETS:
Beginning of period.........................................      43,875,260         90,260,204
                                                              ----------------   ----------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
    $41,898 AND $676,501, RESPECTIVELY).....................    $ 31,258,890       $ 43,875,260
                                                              ----------------   ----------------
                                                              ----------------   ----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PREMIER INCOME TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED OCTOBER 31, 1995

INCREASE (DECREASE) IN CASH:

CASH FLOWS PROVIDED BY OPERATING ACTIVITIES:
Net investment income.................................................................  $     2,078,835
Adjustments to reconcile net investment income to net cash from operating activites:
Decrease in receivables and other assets related to operations........................          132,205
Increase in payables related to operations............................................           16,214
Net amortization of premium/discount..................................................          (21,927)
                                                                                        ---------------

     NET CASH PROVIDED BY OPERATING ACTIVITIES........................................        2,205,327
                                                                                        ---------------

CASH FLOWS PROVIDED BY INVESTING ACTIVITIES:
Purchases of investments..............................................................     (143,207,512)
Principal prepayments/sales of investments............................................      144,781,748
Net sales of short-term investments...................................................        3,752,385
                                                                                        ---------------

     NET CASH PROVIDED BY INVESTING ACTIVITIES........................................        5,326,621
                                                                                        ---------------

CASH FLOWS USED FOR FINANCING ACTIVITIES:
Net proceeds from shares of beneficial interest sold..................................          492,733
Net payments from shares of beneficial interest repurchased...........................      (14,831,196)
Net proceeds from issuance of reverse repurchase agreements...........................        7,863,188
Dividends to shareholders from net investment income..................................       (1,062,353)
                                                                                        ---------------

     NET CASH USED FOR FINANCING ACTIVITIES...........................................       (7,537,628)
                                                                                        ---------------

NET DECREASE IN CASH..................................................................           (5,680)

CASH AT BEGINNING OF YEAR.............................................................            5,680
                                                                                        ---------------

CASH BALANCE AT END OF YEAR...........................................................  $     --
                                                                                        ---------------
                                                                                        ---------------

CASH PAID DURING THE YEAR FOR INTEREST................................................  $       220,334
                                                                                        ---------------
                                                                                        ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PREMIER INCOME TRUST
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1995

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter Premier Income Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund was organized as a Massachusetts business trust on March 27, 1991 and commenced operations on July 1, 1991.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (2) when market quotations are not readily available, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (3) certain of the Fund's portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service utilizes a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts based on the respective life of the securities. Interest income is accrued daily.

C. DOLLAR ROLLS -- The Fund may enter into dollar rolls in which the Fund sells securities for delivery and simultaneously contracts to repurchase substantially similar securities at the current sales price on a specified future date. The difference between the current sales price and the lower forward price for the future purchase (often referred to as the "drop") is amortized over the life of the dollar roll.

DEAN WITTER PREMIER INCOME TRUST
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1995, CONTINUED

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

F. ORGANIZATIONAL EXPENSES -- Dean Witter InterCapital Inc. (the "Investment Manager") paid the organizational expenses of the Fund in the amount of approximately $150,000 which have been reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement, the Fund pays a management fee, accrued daily and payable monthly, by applying the annual rate of 0.50% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

DEAN WITTER PREMIER INCOME TRUST
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1995, CONTINUED

Under a Sub-Advisory Agreement between BlackRock Financial Management Inc. (the "Sub-Advisor") and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investment in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor monthly compensation equal to 40% of its monthly compensation.

On February 28, 1995, the Sub-Advisor was acquired by PNC Bank, NA ("PNC"). Following the acquisition, the Sub-Advisor has become a wholly-owned corporate subsidiary of PNC Asset Management Group, the holding company for PNC's asset management businesses.

3. PLAN OF DISTRIBUTION

Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the distribution of shares of the Fund.

Under the Plan, the Distributor bears the expense of all promotional and distribution related activities on behalf of the Fund, except for expenses that the Trustees determine to reimburse, as described below. The following activities and services may be provided by the Distributor under the Plan: (1) compensation to, and expenses of, account executives of Dean Witter Reynolds Inc., an affiliate of the Investment Manager and Distributor, and other employees and selected broker-dealers; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the Fund's shares; (3) expenses incurred in connection with promoting sales of the Fund's shares; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.

The Fund is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Fund's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.20% of the Fund's average daily net assets during the month. For the year ended October 31, 1995, the distribution fee was accrued at the annual rate of 0.18%.

DEAN WITTER PREMIER INCOME TRUST
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1995, CONTINUED

The Distributor has informed the Fund that for the year ended October 31, 1995, it received approximately $6,600 in commissions from the sale of the Fund's shares of beneficial interest. Such commissions are not an expense of the Fund; they are deducted from the proceeds of sales of beneficial interest.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the year ended October 31, 1995 were $141,460,352, and $141,900,701, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $126,482,829 and $119,915,639, respectively.

Dean Witter Trust Company, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At October 31, 1995, the Fund had transfer agent fees and expenses payable of approximately $3,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended October 31, 1995 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,186. At October 31, 1995, the Fund had an accrued pension liability of $11,000 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                        FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                                                         OCTOBER 31, 1995              OCTOBER 31, 1994
                                                                   ----------------------------   --------------------------
                                                                     SHARES          AMOUNT         SHARES         AMOUNT
                                                                   -----------   --------------   -----------   ------------
Sold.............................................................       56,943   $      496,711       188,157   $  1,689,901
Reinvestment of dividends........................................      191,193        1,658,690       251,787      2,249,370
                                                                   -----------   --------------   -----------   ------------
                                                                       248,136        2,155,401       439,944      3,939,271
Repurchased......................................................   (1,692,442)     (14,743,092)   (5,271,058)   (47,232,632)
                                                                   -----------   --------------   -----------   ------------
Net decrease.....................................................   (1,444,306)  $  (12,587,691)   (4,831,114)  $(43,293,361)
                                                                   -----------   --------------   -----------   ------------
                                                                   -----------   --------------   -----------   ------------

6. FEDERAL INCOME TAX STATUS

During the year ended October 31, 1995, the Fund utilized approximately $228,000 of its net capital loss carryover.

DEAN WITTER PREMIER INCOME TRUST
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1995, CONTINUED

At October 31, 1995, the Fund had a net capital loss carryover of approximately $6,180,000 of which $5,009,000 will be available through October 31, 2001 and $1,171,000 will be available through October 31, 2002 to offset future capital gains to the extent provided by regulations.

7. REVERSE REPURCHASE AND DOLLAR ROLL AGREEMENTS

Reverse repurchase and dollar roll agreements involve the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase or dollar roll agreement files for bankruptcy or becomes insolvent, the Fund's use of proceeds may be restricted pending a determination by the other party, its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

Reverse repurchase agreements are collateralized by Fund securities with a market value in excess of the Fund's obligation under the contract. Securities valued at $8,025,466 were pledged as collateral.

At October 31, 1995, the reverse repurchase agreements outstanding* were $7,863,188 with a weighted average interest rate of 5.80% maturing within 22 days. The maximum and average daily amounts outstanding during the period were $11,409,000 and $5,574,786, respectively. The weighted average interest rate during the period was 5.88%*.
-------
* Computation is based on those days when such agreements were outstanding.

DEAN WITTER PREMIER INCOME TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                 FOR THE
                                                                                 PERIOD
                                                                                 JULY 1,
                                                                                  1991*
                                          FOR THE YEAR ENDED OCTOBER 31          THROUGH
                                    ------------------------------------------   OCTOBER
                                      1995       1994       1993       1992     31, 1991
-----------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE:

Net asset value,
 beginning of period............... $   8.77   $   9.18   $   9.69   $   9.95   $   9.60
                                    ---------  ---------  ---------  ---------  ---------

Net investment income..............     0.53       0.54       0.73       0.71       0.26
Net realized and unrealized gain
 (loss)............................     0.14      (0.41)     (0.45)     (0.21)      0.37
                                    ---------  ---------  ---------  ---------  ---------

Total from investment operations...     0.67       0.13       0.28       0.50       0.63
                                    ---------  ---------  ---------  ---------  ---------

Dividends and distributions from:
   Net investment income...........    (0.65)     (0.54)     (0.61)     (0.71)     (0.26)
   Net realized gain...............    --         --         (0.18)     (0.05)     (0.02)
                                    ---------  ---------  ---------  ---------  ---------

Total dividends and
 distributions.....................    (0.65)     (0.54)     (0.79)     (0.76)     (0.28)
                                    ---------  ---------  ---------  ---------  ---------

Net asset value, end of period..... $   8.79   $   8.77   $   9.18   $   9.69   $   9.95
                                    ---------  ---------  ---------  ---------  ---------
                                    ---------  ---------  ---------  ---------  ---------

TOTAL INVESTMENT RETURN+...........     7.97%      1.44%      2.87%      5.18%      6.41%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses:

Operating..........................     1.57%      1.24%      0.95%      0.99%      0.85%(2)

Interest...........................     0.65%      0.34%      0.65%      0.61%      0.84%(2)

Total..............................     2.22%      1.58%      1.60%      1.60%      1.69%(2)(3)

Net investment income..............     5.83%      5.32%      7.32%      7.05%      7.50%(2)(3)

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands.........................   $31,259    $43,875    $90,260   $154,860   $132,219

Portfolio turnover rate............      366%       393%       412%       254%        91%(1)

---------------------
 *   Commencement of operations.
 +   Does not reflect the deduction of sales load.
(1)  Not annualized.
(2)  Annualized.
(3) If the Fund had borne all expenses that were assumed or waived by the the Investment Manager, the above annualized expense and net investment income ratios would have been 1.85% and 7.34%, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PREMIER INCOME TRUST
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF DEAN WITTER PREMIER INCOME TRUST

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations, of cash flows and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dean Witter Premier Income Trust (the "Fund") at October 31, 1995, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended and for the period July 1, 1991 (commencement of operations) through October 31, 1991, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1995 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
DECEMBER 14, 1995

TRUSTEES

Jack F. Bennett
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Dr. Manuel H. Johnson
Paul Kolton
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Sheldon Curtis
Vice President, Secretary and General Counsel

Thomas F. Caloia
Treasurer


TRANSFER AGENT

Dean Witter Trust Company
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036


INVESTMENT MANAGER

Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048


SUB-ADVISOR

BlackRock Financial Management, Inc.


This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.


DEAN WITTER PREMIER INCOME TRUST


[Graphic]


ANNUAL REPORT
OCTOBER 31, 1995

DEAN WITTER PREMIER INCOME TRUST
                                GROWTH OF $10,000


                                                          LEHMAN BROTHERS
     DATE                           TOTAL                 GENERAL US GOVT.
                                                          1-3 YEAR INDEX
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 July 1, 1991                          $ 9,700                 $10,000
--------------------------------------------------------------------------------
 October 31, 1991                      $10,322                 $10,354
--------------------------------------------------------------------------------
 October 31, 1992                      $10,857                 $11,197
--------------------------------------------------------------------------------
 October 31, 1993                      $11,169                 $11,845
--------------------------------------------------------------------------------
 October 31, 1994                      $11,330                 $11,980
--------------------------------------------------------------------------------
 October 31, 1995                      $12,233 (3)             $13,038
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                          AVERAGE ANNUAL TOTAL RETURNS

                         1 YEAR             LIFE OF FUND
                    ------------------------------------
                    ------------------------------------
                         7.97 (1)         5.50 (1)
                    ------------------------------------
                         4.73 (2)         4.76 (2)
                    ------------------------------------
                    ------------------------------------

                       -----------------------------
                       -----------------------------
                       _____ Fund  _____ Lehman (4)
                       -----------------------------
                       -----------------------------

Past performance is not predictive of future returns.

________________________________________
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable front-end sales charge (3%). See the Fund's current prospectus for complete details on fees and sales charges.

(3) Closing value including the deduction of a 3% front end sales charge, assuming a complete redemption on October 31, 1995.

(4) The Lehman Brothers Mutual Fund Short (1-3) U.S. Government Index tracks the performance of all U.S. Government agency and U.S. Treasury securities with maturities of one to three years. Unlike the Fund, the index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.